Investment Objectives and Goals - AMG GW&K Small Cap Growth Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG GW&K Small Cap Growth Fund (formerly AMG Montrusco Bolton Large Cap Growth Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.